Taxes - Change in deferred tax (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Opening balance	kr 16	kr (276)
Change through profit or loss	0	291	kr 245
Change in other comprehensive income	(1)	1
Closing balance	kr 15	kr 16	kr (276)